T. ROWE PRICE BALANCED FUND

March 31, 2019	(Unaudited)

Portfolio of Investments‡		Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 63.6%
COMMUNICATION SERVICES 6.3%

Diversified Telecommunication Services 1.2%
AT&T		129,866	4,073
KT (KRW)		99,015	2,454
Nippon Telegraph & Telephone (JPY)		328,800	14,017
Telecom Italia (EUR)		3,871,434	2,199
Telefonica (EUR)		432,935	3,627
Telefonica Deutschland Holding (EUR)		1,336,633	4,203
Telstra (AUD)		418,239	986
Verizon Communications		340,885	20,156
			51,715
Entertainment 0.7%
Activision Blizzard		30,261	1,378
Electronic Arts (1)		58,539	5,949
Fox, Class A (1)		5,641	207
Fox, Class B (1)		27,066	971
Netflix (1)		44,293	15,793
Take-Two Interactive Software (1)		2,478	234
Walt Disney		33,978	3,773
			28,305
Interactive Media & Services 3.4%
Alphabet, Class A (1)		15,180	17,865
Alphabet, Class C (1)		34,414	40,378
Baidu, ADR (1)		18,600	3,066
Facebook, Class A (1)		316,350	52,733
IAC/InterActiveCorp (1)		13,055	2,743
NAVER (KRW)		16,061	1,758
Tencent Holdings (HKD)		412,400	18,965
Yahoo Japan (JPY)		628,800	1,542
YY, ADR (1)		50,973	4,282
			143,332

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T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Media 0.7%
Altice USA, Class A	19,500	419
Charter Communications, Class A (1)	4,731	1,641
Comcast, Class A	251,897	10,071
CyberAgent (JPY)(2)	72,800	2,979
DISH Network, Class A (1)(2)	11,900	377
Eutelsat Communications (EUR)	188,820	3,307
Liberty Broadband, Class C (1)	25,716	2,359
Stroeer (EUR)	46,731	2,739
WPP (GBP)	486,666	5,141
		29,033
Wireless Telecommunication Services 0.3%
SoftBank Group (JPY)	40,200	3,918
Vodafone Group, ADR	402,463	7,317
		11,235
Total Communication Services		263,620
CONSUMER DISCRETIONARY 7.5%

Auto Components 0.6%
Aisin Seiki (JPY)	57,000	2,041
Aptiv	73,790	5,866
Autoliv, SDR (SEK)	45,252	3,321
Garrett Motion (1)	2,650	39
Knorr-Bremse (EUR)(1)	34,113	3,393
Magna International	127,319	6,199
Stanley Electric (JPY)	107,900	2,908
Sumitomo Rubber Industries (JPY)	129,900	1,560
Veoneer, SDR (SEK)(1)	53,459	1,248
		26,575
Automobiles 0.6%
BMW (EUR)	45,378	3,504
Ferrari	10,586	1,416
Honda Motor (JPY)	90,800	2,466
Suzuki Motor (JPY)	95,200	4,220
Tesla (1)	6,211	1,738

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Toyota Motor (JPY)	169,400	9,980
		23,324
Hotels, Restaurants & Leisure 1.2%
Compass Group (GBP)	220,729	5,193
Darden Restaurants	6,388	776
Domino's Pizza	3,024	781
Hilton Worldwide Holdings	52,847	4,392
Las Vegas Sands	49,386	3,011
Marriott International, Class A	41,693	5,215
McDonald's	72,355	13,740
MGM Resorts International	39,213	1,006
Norwegian Cruise Line Holdings (1)	20,707	1,138
Restaurant Brands International (CAD)	48,265	3,143
Royal Caribbean Cruises	36,164	4,145
Starbucks	18,793	1,397
Wynn Resorts	7,884	941
Yum! Brands	38,721	3,865
		48,743
Household Durables 0.3%
NVR (1)	519	1,436
Panasonic (JPY)	465,900	4,017
Persimmon (GBP)	158,593	4,486
Sony (JPY)	72,500	3,061
		13,000
Internet & Direct Marketing Retail 3.2%
Alibaba Group Holding, ADR (1)	151,174	27,582
Altaba (1)(3)	32,402	2,402
Amazon.com (1)	47,044	83,774
Booking Holdings (1)	9,222	16,091
Ctrip.com International, ADR (1)	20,380	890
Zalando (EUR)(1)	63,504	2,481
		133,220
Multiline Retail 0.4%
Dollar General	59,193	7,062
Dollar Tree (1)	64,526	6,778

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Lojas Renner (BRL)	198,699	2,209
		16,049
Specialty Retail 0.6%
AutoZone (1)	1,032	1,057
Burlington Stores (1)	2,000	313
Home Depot	24,577	4,716
Kingfisher (GBP)	1,576,424	4,835
Lowe's	18,515	2,027
O'Reilly Automotive (1)	5,258	2,042
Ross Stores	91,851	8,551
TJX	37,470	1,994
Ulta Beauty (1)	4,489	1,565
		27,100
Textiles, Apparel & Luxury Goods 0.6%
Burberry Group (GBP)	217,430	5,542
Kering (EUR)	10,082	5,783
Moncler (EUR)	124,108	5,009
NIKE, Class B	50,136	4,222
Samsonite International (HKD)	911,400	2,928
V. F.	16,800	1,460
		24,944
Total Consumer Discretionary		312,955
CONSUMER STAPLES 3.8%

Beverages 0.5%
Coca-Cola	64,401	3,018
Constellation Brands, Class A	3,058	536
Diageo (GBP)	189,247	7,744
Keurig Dr Pepper	33,911	949
Kirin Holdings (JPY)	125,200	2,995
PepsiCo	56,067	6,871
		22,113
Food & Staples Retailing 0.4%
Costco Wholesale	12,464	3,018
Kroger	40,200	989

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Seven & i Holdings (JPY)	142,800	5,388
Walmart	62,217	6,068
		15,463
Food Products 1.6%
Bunge	12,574	667
Conagra Brands	363,950	10,096
Mondelez International, Class A	67,378	3,363
Nestle (CHF)	275,266	26,247
Tyson Foods, Class A	319,578	22,188
Wilmar International (SGD)	1,533,500	3,750
		66,311
Household Products 0.2%
Kimberly-Clark	20,211	2,504
Procter & Gamble	59,370	6,178
		8,682
Personal Products 0.7%
L'Oreal (EUR)	31,446	8,468
Pola Orbis Holdings (JPY)	66,400	2,124
Unilever (GBP)	317,793	18,293
		28,885
Tobacco 0.4%
Altria Group	63,290	3,635
Philip Morris International	165,707	14,647
		18,282
Total Consumer Staples		159,736
ENERGY 2.7%
Energy Equipment & Services 0.2%
Halliburton	54,300	1,591
Schlumberger	25,870	1,127
WorleyParsons (AUD)	369,150	3,705
		6,423
Oil, Gas & Consumable Fuels 2.5%
BP, ADR	166,013	7,258

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Cabot Oil & Gas	22,232	580
Chevron	55,979	6,895
Concho Resources	43,195	4,793
ConocoPhillips	67,166	4,483
EOG Resources	47,868	4,556
Equinor (NOK)	226,765	4,971
Exxon Mobil	125,445	10,136
Hess (2)	19,798	1,192
Marathon Petroleum	36,790	2,202
Occidental Petroleum	115,419	7,641
Pioneer Natural Resources	26,300	4,005
Royal Dutch Shell, Class B, ADR	148,500	9,497
TOTAL (EUR)	243,826	13,569
TOTAL, ADR	231,631	12,890
TransCanada	242,064	10,878
		105,546
Total Energy		111,969
FINANCIALS 9.5%

Banks 4.1%
ABN AMRO Group, GDR (EUR)	260,949	5,883
Australia & New Zealand Banking Group (AUD)	340,857	6,304
Bank of America	566,020	15,616
Barclays, ADR	108,517	868
BNP Paribas (EUR)	165,623	7,882
Citigroup	106,946	6,654
Commerzbank (EUR)(1)	156,888	1,216
Danske Bank (DKK)	187,920	3,303
DBS Group Holdings (SGD)	362,800	6,772
DNB (NOK)	460,207	8,477
Erste Group Bank (EUR)	51,023	1,875
Fifth Third Bancorp	378,295	9,541
First Republic Bank	32,091	3,224
ING Groep (EUR)	646,397	7,833
Intesa Sanpaolo (EUR)	1,587,527	3,874
JPMorgan Chase	150,503	15,235

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

KeyCorp	26,644	420
Lloyds Banking Group (GBP)	8,089,213	6,554
Mitsubishi UFJ Financial Group (JPY)	1,313,000	6,494
National Bank of Canada (CAD)(2)	127,500	5,754
Nordea Bank (SEK)	429,944	3,274
PNC Financial Services Group	48,336	5,929
Standard Chartered (GBP)	495,521	3,820
Sumitomo Mitsui Trust Holdings (JPY)	113,854	4,092
Svenska Handelsbanken, A Shares (SEK)(2)	582,846	6,154
U.S. Bancorp	8,542	412
United Overseas Bank (SGD)	199,400	3,720
Wells Fargo	413,159	19,964
		171,144
Capital Markets 1.5%
Ameriprise Financial	27,355	3,504
Brookfield Asset Management, Class A	6,503	303
Cboe Global Markets	17,772	1,696
Charles Schwab	306,447	13,104
Close Brothers Group (GBP)	50,732	962
CME Group	5,895	970
Franklin Resources	16,257	539
GAM Holding (CHF)(2)	155,087	485
Goldman Sachs Group	800	154
Intercontinental Exchange	169,433	12,901
KKR, Class A	19,171	450
Macquarie Group (AUD)	68,268	6,287
Moody's	700	127
Morgan Stanley	177,631	7,496
Raymond James Financial	14,456	1,163
S&P Global	18,615	3,919
State Street	14,274	939
TD Ameritrade Holding	200,627	10,029
		65,028
Consumer Finance 0.1%
Ally Financial	22,898	629

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Capital One Financial	12,093	988
Synchrony Financial	36,181	1,154
		2,771
Diversified Financial Services 0.5%
AXA Equitable Holdings	71,274	1,435
Berkshire Hathaway, Class B (1)	31,653	6,359
Challenger (AUD)	732,948	4,320
Element Fleet Management (CAD)	768,733	4,861
Mitsubishi UFJ Lease & Finance (JPY)	493,800	2,521
Voya Financial	26,452	1,321
		20,817
Insurance 3.3%
AIA Group (HKD)	586,400	5,864
American International Group	292,408	12,591
Aviva (GBP)	805,407	4,331
AXA (EUR)	372,473	9,368
Chubb	96,820	13,563
CNA Financial	5,791	251
Direct Line Insurance Group (GBP)	1,327,431	6,106
Fidelity National Financial	8,899	325
Loews	4,637	222
Marsh & McLennan	102,825	9,655
MetLife	49,944	2,126
Munich Re (EUR)	37,900	8,982
Ping An Insurance Group, H Shares (HKD)	557,500	6,276
Progressive	26,674	1,923
Prudential (GBP)	454,626	9,113
Prudential Financial	35,521	3,264
RSA Insurance Group (GBP)	384,272	2,543
Storebrand (NOK)	643,612	5,014
Sun Life Financial (CAD)(2)	203,700	7,826
Tokio Marine Holdings (JPY)	150,200	7,277
Willis Towers Watson	79,634	13,988

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Zurich Insurance Group (CHF)	21,084	6,980
		137,588
Total Financials		397,348
HEALTH CARE 10.6%

Biotechnology 0.7%
Alexion Pharmaceuticals (1)	42,938	5,804
Amgen	11,096	2,108
Biogen (1)	4,701	1,111
BioMarin Pharmaceutical (1)	5,924	526
Celgene (1)	17,076	1,611
CSL (AUD)	17,998	2,497
Gilead Sciences	27,574	1,793
Incyte (1)	4,086	352
Regeneron Pharmaceuticals (1)	2,988	1,227
Vertex Pharmaceuticals (1)	69,039	12,700
		29,729
Health Care Equipment & Supplies 3.1%
Abbott Laboratories	44,601	3,565
Align Technology (1)	2,708	770
Becton Dickinson & Company	102,277	25,542
Boston Scientific (1)	111,000	4,260
Cooper	2,267	671
Danaher	155,359	20,511
Elekta, B Shares (SEK)	315,446	3,929
GN Store Nord (DKK)	71,914	3,340
Hologic (1)	36,399	1,762
Intuitive Surgical (1)	27,866	15,900
Koninklijke Philips (EUR)	338,848	13,845
Medtronic	111,658	10,170
Stryker	110,125	21,752
Teleflex	2,000	604
Zimmer Biomet Holdings	27,700	3,537
		130,158

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Health Care Providers & Services 2.2%
Anthem	60,437	17,344
Centene (1)	70,648	3,752
Cigna	121,727	19,576
CVS Health	147,657	7,963
Fresenius (EUR)	122,998	6,875
HCA Healthcare	22,894	2,985
Humana	13,064	3,475
Miraca Holdings (JPY)	62,600	1,556
UnitedHealth Group	92,661	22,911
WellCare Health Plans (1)	15,199	4,100
		90,537
Health Care Technology 0.1%
Siemens Healthineers (EUR)	78,881	3,293
		3,293
Life Sciences Tools & Services 0.7%
Agilent Technologies	62,588	5,031
Illumina (1)	245	76
Thermo Fisher Scientific	86,355	23,637
		28,744
Pharmaceuticals 3.8%
Allergan	10,445	1,529
Astellas Pharma (JPY)	635,700	9,552
Bayer (EUR)	146,218	9,415
Elanco Animal Health (1)	150,272	4,819
Eli Lilly	129,482	16,802
GlaxoSmithKline, ADR	210,300	8,788
Johnson & Johnson	76,260	10,660
Merck	196,535	16,346
Novartis (CHF)	209,026	20,092
Novo Nordisk, B Shares (DKK)	67,193	3,512
Pfizer	720,705	30,608
Roche Holding (CHF)	59,207	16,315
Sanofi (EUR)	107,085	9,469
Takeda Pharmaceutical, ADR	126,353	2,574

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Zoetis	7,600	765
		161,246
Total Health Care		443,707
INDUSTRIALS & BUSINESS SERVICES 6.1%
Aerospace & Defense 1.8%
Boeing	112,701	42,986
Harris	34,360	5,488
L3 Technologies	4,311	890
Meggitt (GBP)	904,449	5,929
Northrop Grumman	53,165	14,333
Spirit AeroSystems Holdings, Class A	41,700	3,817
Textron	24,842	1,258
		74,701
Air Freight & Logistics 0.1%
FedEx	9,826	1,783
United Parcel Service, Class B	17,004	1,900
		3,683
Airlines 0.2%
Alaska Air Group	35,096	1,970
American Airlines Group (2)	3,553	113
Delta Air Lines	51,426	2,656
United Continental Holdings (1)	52,911	4,221
		8,960
Building Products 0.0%
Fortune Brands Home & Security	19,622	934
Resideo Technologies (1)	4,450	86
		1,020
Commercial Services & Supplies 0.2%
Cintas	2,865	579
Republic Services	37,812	3,039
Stericycle (1)(2)	31,928	1,738
Waste Connections	23,925	2,119
		7,475

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Electrical Equipment 0.6%
ABB (CHF)	301,348	5,664
Hubbell	8,206	968
Legrand (EUR)	50,856	3,405
Melrose Industries (GBP)	1,494,958	3,571
Mitsubishi Electric (JPY)	695,100	8,968
Prysmian (EUR)	163,973	3,108
		25,684
Industrial Conglomerates 1.6%
CK Hutchison Holdings (HKD)	629,468	6,619
DCC (GBP)	60,031	5,194
General Electric	1,470,188	14,687
Honeywell International	92,042	14,628
Roper Technologies	35,401	12,106
Sembcorp Industries (SGD)	541,160	1,021
Siemens (EUR)	123,144	13,243
		67,498
Machinery 0.6%
Flowserve	22,046	995
Fortive	103,901	8,716
Illinois Tool Works	14,400	2,067
PACCAR	55,300	3,768
SMC (JPY)	10,200	3,845
Stanley Black & Decker	3,700	504
THK (JPY)	193,600	4,808
Wabtec	9,560	705
Xylem	6,100	482
		25,890
Professional Services 0.3%
CoStar Group (1)	1,014	473
IHS Markit (1)	4,582	249
Nielsen Holdings	128,210	3,035
Recruit Holdings (JPY)	156,600	4,490
TechnoPro Holdings (JPY)	23,200	1,390

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

TransUnion	19,643	1,313
		10,950
Road & Rail 0.4%
Canadian Pacific Railway	10,862	2,238
Central Japan Railway (JPY)	24,400	5,672
CSX	35,243	2,637
JB Hunt Transport Services	7,873	797
Kansas City Southern	8,638	1,002
Norfolk Southern	2,400	448
Union Pacific	8,458	1,414
		14,208
Trading Companies & Distributors 0.3%
Mitsubishi (JPY)	193,000	5,373
Sumitomo (JPY)	572,400	7,936
		13,309
Total Industrials & Business Services		253,378
INFORMATION TECHNOLOGY 11.3%

Communications Equipment 0.8%
Cisco Systems	468,379	25,288
Juniper Networks	22,041	583
LM Ericsson, B Shares (SEK)(2)	382,925	3,528
Motorola Solutions	38,335	5,383
		34,782
Electronic Equipment, Instruments & Components 0.6%
Amphenol, Class A	24,423	2,306
Corning	101,133	3,347
Hamamatsu Photonics (JPY)	62,800	2,436
Keysight Technologies (1)	73,979	6,451
Largan Precision (TWD)	22,000	3,300
Murata Manufacturing (JPY)	78,600	3,934
Omron (JPY)(2)	75,600	3,552
		25,326
IT Services 2.7%
Accenture, Class A	22,948	4,039

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
ANT International, Class C, Acquisition Date: 6/7/18, Cost
$1,137 (1)(5)(6)	202,596	1,137
Automatic Data Processing	4,801	767
Cognizant Technology Solutions, Class A	23,100	1,674
Fidelity National Information Services	69,354	7,844
Fiserv (1)	72,349	6,387
FleetCor Technologies (1)	15,198	3,748
Global Payments	73,643	10,054
Infosys, ADR	229,600	2,509
Mastercard, Class A	108,443	25,533
PayPal Holdings (1)	127,202	13,209
VeriSign (1)	4,200	762
Visa, Class A	199,680	31,188
Worldpay, Class A (1)	53,085	6,025
		114,876
Semiconductors & Semiconductor Equipment 2.4%
Analog Devices	12,500	1,316
Applied Materials	33,398	1,325
ASML Holding	13,400	2,520
ASML Holding (EUR)	29,357	5,518
Broadcom	67,452	20,283
Intel	13,809	741
KLA-Tencor	16,598	1,982
Lam Research	10,548	1,888
Marvell Technology Group	18,812	374
Maxim Integrated Products	45,376	2,413
Microchip Technology (2)	26,532	2,201
Micron Technology (1)	159,400	6,588
NVIDIA	62,371	11,199
NXP Semiconductors	103,615	9,158
QUALCOMM	73,947	4,217
Renesas Electronics (JPY)(1)	307,000	1,427
Taiwan Semiconductor Manufacturing (TWD)	1,456,969	11,669
Texas Instruments	89,550	9,499
Tokyo Electron (JPY)	31,900	4,627

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Xilinx	22,680	2,876
		101,821
Software 4.0%
Intuit	54,758	14,314
Microsoft	754,816	89,023
Oracle	33,532	1,801
Red Hat (1)	11,808	2,158
salesforce.com (1)	94,260	14,928
ServiceNow (1)	48,741	12,014
Splunk (1)	37,311	4,649
Symantec	146,691	3,373
Synopsys (1)	81,920	9,433
VMware, Class A	38,276	6,909
Workday, Class A (1)	39,882	7,691
		166,293
Technology Hardware, Storage & Peripherals 0.8%
Apple	112,071	21,288
Samsung Electronics (KRW)	253,235	9,988
		31,276
Total Information Technology		474,374
MATERIALS 2.4%

Chemicals 1.3%
Air Liquide (EUR)	43,258	5,505
Air Products & Chemicals	44,037	8,409
Asahi Kasei (JPY)	501,300	5,191
BASF (EUR)	80,672	5,949
CF Industries Holdings	2,267	93
Covestro (EUR)	59,392	3,277
DowDuPont	165,597	8,828
Johnson Matthey (GBP)	128,431	5,267
Linde	13,578	2,389
PPG Industries	14,220	1,605
RPM International	11,847	688
Sherwin-Williams	6,074	2,616

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Tosoh (JPY)	61,000	952
Umicore (EUR)(2)	106,355	4,734
Valvoline	11,068	205
		55,708
Containers & Packaging 0.4%
Amcor (AUD)	368,606	4,033
Avery Dennison	10,200	1,153
Ball	89,532	5,180
International Paper	76,535	3,541
Packaging Corp. of America	27,800	2,763
Sealed Air	20,779	957
		17,627
Metals & Mining 0.6%
Antofagasta (GBP)	328,868	4,138
BHP Group (AUD)	54,734	1,496
BHP Group (GBP)	232,790	5,616
Independence Group (AUD)	978,124	3,383
Rio Tinto (AUD)	37,933	2,642
South32 (AUD)	1,135,946	3,017
Southern Copper	8,875	352
Sumitomo Metal Mining (JPY)	95,600	2,833
		23,477
Paper & Forest Products 0.1%
Stora Enso, R Shares (EUR)	326,634	3,999
		3,999
Total Materials		100,811
REAL ESTATE 1.0%

Equity Real Estate Investment Trusts 0.9%
American Tower, REIT	8,890	1,752
AvalonBay Communities, REIT	4,914	986
Crown Castle International, REIT	23,764	3,042
Equity Residential, REIT	18,304	1,379
Great Portland Estates (GBP)	239,950	2,334
JBG SMITH Properties, REIT	7,419	307

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Prologis, REIT	117,702	8,469
Public Storage, REIT	22,975	5,004
Regency Centers, REIT	10,547	712
Scentre Group (AUD)	1,282,252	3,743
Simon Property Group, REIT	5,430	989
SL Green Realty, REIT	9,789	880
Unibail-Rodamco-Westfield (EUR)(2)	16,815	2,757
Ventas, REIT	37,094	2,367
Vornado Realty Trust, REIT	12,254	826
Weyerhaeuser, REIT	145,061	3,821
		39,368
Real Estate Management & Development 0.1%
Mitsui Fudosan (JPY)	177,000	4,459
		4,459
Total Real Estate		43,827
UTILITIES 2.4%

Electric Utilities 1.3%
Duke Energy	68,212	6,139
Entergy	109,577	10,479
Evergy	86,369	5,014
Eversource Energy	16,594	1,177
NextEra Energy	99,374	19,211
Southern	191,693	9,907
SSE (GBP)	23,614	365
		52,292
Gas Utilities 0.1%
Atmos Energy	6,843	705
Beijing Enterprises Holdings (HKD)	472,500	2,683
		3,388
Independent Power & Renewable Electricity Producers 0.1%
Electric Power Development, Class C (JPY)	164,000	3,999
		3,999
Multi-Utilities 0.9%
E.ON (EUR)	193,154	2,149

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Engie (EUR)	467,979	6,979
National Grid (GBP)	456,884	5,072
NiSource	220,529	6,320
Sempra Energy	141,664	17,830
		38,350
Water Utilities 0.0%
American Water Works	19,223	2,004
		2,004
Total Utilities		100,033
Total Common Stocks (Cost $1,669,758)		2,661,758

CONVERTIBLE PREFERRED STOCKS 0.1%
HEALTH CARE 0.0%
Health Care Equipment & Supplies 0.0%
Becton Dickinson & Company, Series A, 6.125%, 5/1/20	18,563	1,155
Total Health Care		1,155
INDUSTRIALS & BUSINESS SERVICES 0.0%
Machinery 0.0%
Fortive, Series A, 5.00%, 7/1/21	824	866
Total Industrials & Business Services		866
UTILITIES 0.1%
Electric Utilities 0.1%
NextEra Energy, 6.123%, 9/1/19	37,309	2,321
		2,321
Multi-Utilities 0.0%
Sempra Energy, Series A, 6.00%, 1/15/21	10,500	1,112
Sempra Energy, Series B, 6.75%, 7/15/21	5,577	593
		1,705
Total Utilities		4,026
Total Convertible Preferred Stocks (Cost $5,196)		6,047

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
CORPORATE BONDS 10.2%
Abbott Laboratories, 3.40%, 11/30/23	1,281,000	1,310
Abbott Laboratories, 4.75%, 11/30/36	2,460,000	2,769
AbbVie, 3.20%, 5/14/26	420,000	407
AbbVie, 3.60%, 5/14/25	1,630,000	1,633
AbbVie, 4.50%, 5/14/35	1,900,000	1,855
ABN AMRO Bank, 4.75%, 7/28/25 (4)	940,000	975
AerCap Ireland Capital, 3.50%, 5/26/22	560,000	559
AerCap Ireland Capital, 4.125%, 7/3/23	1,945,000	1,967
Agilent Technologies, 3.20%, 10/1/22	710,000	714
Agilent Technologies, 3.875%, 7/15/23	975,000	1,007
AHS Hospital, 5.024%, 7/1/45	1,600,000	1,859
AIA Group, 3.20%, 3/11/25 (4)	1,020,000	1,014
AIG Global Funding, 2.15%, 7/2/20 (4)	615,000	610
AIG Global Funding, 3.35%, 6/25/21 (4)	1,600,000	1,612
Air Lease, 2.50%, 3/1/21	980,000	970
Air Lease, 3.625%, 4/1/27	1,025,000	963
Alabama Power, 3.75%, 3/1/45	1,065,000	1,036
Alexandria Real Estate Equities, 3.95%, 1/15/27	655,000	662
Alfa SAB de CV, 5.25%, 3/25/24 (4)	395,000	415
Alibaba Group Holding, 4.00%, 12/6/37	2,695,000	2,637
Allstate, 5.55%, 5/9/35	1,000,000	1,180
Altria Group, 4.75%, 5/5/21	535,000	556
Amazon.com, 2.80%, 8/22/24	1,055,000	1,056
Amazon.com, 3.875%, 8/22/37	1,645,000	1,711
Amazon.com, 5.20%, 12/3/25	1,850,000	2,100
America Movil SAB de CV, 6.375%, 3/1/35	300,000	374
American Airlines PTT, Series 2013-2, Class A, 4.95%, 1/15/23	523,376	541
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26	1,003,292	1,006
American Airlines PTT, Series 2016-1, Class B, 5.25%, 1/15/24	1,923,442	1,986

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
American Campus Communities Operating Partnership, 3.35%,
10/1/20	585,000	586
American Campus Communities Operating Partnership,
3.625%, 11/15/27	1,860,000	1,816
American Express, 3.70%, 11/5/21	2,040,000	2,085
American Express Credit, 2.20%, 3/3/20	1,750,000	1,742
American International Group, 2.30%, 7/16/19	1,080,000	1,080
Amgen, 5.75%, 3/15/40	325,000	371
Analog Devices, 2.85%, 3/12/20	1,465,000	1,464
Anthem, 2.50%, 11/21/20	695,000	692
Anthem, 4.65%, 1/15/43	915,000	947
ANZ New Zealand International, 2.20%, 7/17/20 (4)	930,000	922
ANZ New Zealand International, 2.75%, 1/22/21 (4)	1,965,000	1,958
Aon, 2.80%, 3/15/21	2,085,000	2,081
Appalachian Power, 4.45%, 6/1/45	2,450,000	2,535
Apple, 1.90%, 2/7/20	2,400,000	2,388
Apple, 3.20%, 5/11/27	3,995,000	4,032
APT Pipelines, 4.25%, 7/15/27 (4)	620,000	628
Aptiv, 4.15%, 3/15/24	745,000	765
Atmos Energy, 4.15%, 1/15/43	1,500,000	1,548
Ausgrid Finance Property, 3.85%, 5/1/23 (4)	1,705,000	1,735
AutoZone, 3.125%, 4/21/26	650,000	634
AutoZone, 4.00%, 11/15/20	825,000	836
AXA Equitable Holdings, 3.90%, 4/20/23	735,000	752
Baidu, 2.75%, 6/9/19	1,240,000	1,240
Baidu, 3.875%, 9/29/23	2,000,000	2,044
Baltimore Gas & Electric, 3.35%, 7/1/23	1,750,000	1,777
Banco Santander, 3.125%, 2/23/23	1,000,000	984
Banco Santander, 3.848%, 4/12/23	2,000,000	2,015
Bank of America, 4.20%, 8/26/24	600,000	619
Bank of America, 6.11%, 1/29/37	900,000	1,066
Bank of America, 6.75%, 6/1/28	700,000	834

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Bank of America, FRN, 3M USD LIBOR + 0.65%, 3.252%,
6/25/22	2,575,000	2,577
Bank of Montreal, Series D, 3.10%, 4/13/21	2,835,000	2,860
Bank of Nova Scotia, 3.125%, 4/20/21	3,275,000	3,296
Barclays, 3.25%, 1/12/21	1,800,000	1,801
Barclays Bank, 2.65%, 1/11/21	1,515,000	1,504
BAT Capital, 2.764%, 8/15/22	2,205,000	2,170
Baxalta, 2.875%, 6/23/20	310,000	310
Baylor Scott & White Holdings, 3.967%, 11/15/46	1,850,000	1,851
Becton Dickinson & Company, 3.70%, 6/6/27	3,000,000	2,987
Berkshire Hathaway Energy, 5.15%, 11/15/43	1,350,000	1,550
Biogen, 3.625%, 9/15/22	1,095,000	1,113
BMW U.S. Capital, 3.40%, 8/13/21 (4)	2,835,000	2,872
Boardwalk Pipelines, 4.45%, 7/15/27	385,000	377
Boardwalk Pipelines, 4.95%, 12/15/24	780,000	808
Booking Holdings, 3.60%, 6/1/26	2,020,000	2,056
Booking Holdings, 3.65%, 3/15/25	1,515,000	1,547
Boral Finance Property, 3.00%, 11/1/22 (4)	220,000	216
Boston Properties, 3.125%, 9/1/23	625,000	627
Boston Properties, 3.65%, 2/1/26	1,165,000	1,170
Boston Properties, 4.125%, 5/15/21	375,000	384
BP Capital Markets, 1.768%, 9/19/19	680,000	677
BPCE, 3.00%, 5/22/22 (4)	425,000	420
BPCE, 4.00%, 9/12/23 (4)	1,350,000	1,376
BPCE, 4.50%, 3/15/25 (4)	1,000,000	1,007
BPCE, 5.70%, 10/22/23 (4)	1,700,000	1,811
Braskem Netherlands Finance, 3.50%, 1/10/23 (4)	1,030,000	1,012
Brixmor Operating Partnership, 3.875%, 8/15/22	865,000	877
Brixmor Operating Partnership, 3.90%, 3/15/27	565,000	554
Brixmor Operating Partnership, 4.125%, 6/15/26	1,220,000	1,217
Broadcom, 3.00%, 1/15/22	2,675,000	2,665

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Burlington Northern Santa Fe, 4.375%, 9/1/42	1,400,000	1,493
Burlington Northern Santa Fe, 6.15%, 5/1/37	650,000	825
Camden Property Trust, 2.95%, 12/15/22	565,000	566
Canadian Pacific Railway, 7.25%, 5/15/19	200,000	201
Capital One Financial, 3.45%, 4/30/21	2,730,000	2,764
Carpenter Technology, 4.45%, 3/1/23	790,000	802
Caterpillar Financial Services, 3.15%, 9/7/21	2,665,000	2,695
CC Holdings, 3.849%, 4/15/23	440,000	451
Celgene, 3.55%, 8/15/22	1,700,000	1,729
Celgene, 4.625%, 5/15/44	1,200,000	1,208
Celulosa Arauco y Constitucion, 3.875%, 11/2/27	1,030,000	995
Charter Communications Operating, 4.908%, 7/23/25	2,465,000	2,602
Chubb INA Holdings, 5.90%, 6/15/19	335,000	337
Cigna, 3.75%, 7/15/23 (4)	3,470,000	3,560
Citibank, 2.125%, 10/20/20	2,000,000	1,984
Citigroup, 2.35%, 8/2/21	1,460,000	1,445
Citigroup, VR, 4.075%, 4/23/29 (7)	2,000,000	2,054
Citizens Bank, 2.55%, 5/13/21	1,085,000	1,076
Citizens Financial Group, 2.375%, 7/28/21	210,000	207
CMS Energy, 4.70%, 3/31/43	840,000	886
CMS Energy, 4.875%, 3/1/44	1,200,000	1,320
CNA Financial, 5.875%, 8/15/20	800,000	832
Columbia Pipeline Group, 3.30%, 6/1/20	1,300,000	1,304
Concho Resources, 3.75%, 10/1/27	665,000	659
Continental Airlines PTT, Series 2010-1, Class A, 4.75%,
1/12/21	127,576	130
Cooperatieve Rabobank, 3.125%, 4/26/21	1,805,000	1,816
Credit Agricole, 3.75%, 4/24/23 (4)	2,125,000	2,144
Credit Suisse Group, VR, 2.997%, 12/14/23 (4)(7)	1,385,000	1,359
CRH America Finance, 3.95%, 4/4/28 (4)	2,600,000	2,570
Crown Castle International, 3.40%, 2/15/21	485,000	489

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Crown Castle Towers, 3.222%, 5/15/22 (4)	45,000	45
Crown Castle Towers, 3.663%, 5/15/25 (4)	485,000	485
Crown Castle Towers, 3.72%, 7/15/23 (4)	490,000	496
CVS Health, 3.125%, 3/9/20	3,780,000	3,788
Danone, 2.947%, 11/2/26 (4)	1,925,000	1,847
Delta Air Lines, 2.875%, 3/13/20	2,200,000	2,202
Delta Air Lines, 3.80%, 4/19/23	765,000	775
Delta Air Lines PTT, Series 2009-1, Class A, 7.75%, 12/17/19	219,618	226
Delta Air Lines PTT, Series 2010-2, Class A, 4.95%, 5/23/19	31,667	32
Discover Financial Services, 3.75%, 3/4/25	590,000	588
Discover Financial Services, 10.25%, 7/15/19	400,000	408
Dominion Energy, 2.75%, 9/15/22	200,000	198
Dominion Energy, STEP, 2.579%, 7/1/20	640,000	637
Duke Energy, 2.65%, 9/1/26	640,000	609
Duke Energy, 3.75%, 9/1/46	500,000	468
DXC Technology, 2.875%, 3/27/20	920,000	920
Eaton Vance, 3.625%, 6/15/23	750,000	772
Elanco Animal Health, 3.912%, 8/27/21 (4)	370,000	376
Enbridge, 4.00%, 10/1/23	690,000	715
Enbridge, 4.25%, 12/1/26	590,000	612
Enbridge, Series 16-A, VR, 6.00%, 1/15/77 (7)	1,135,000	1,126
Enbridge Energy Partners, 5.50%, 9/15/40	245,000	275
Enel Finance International, 2.75%, 4/6/23 (4)	1,665,000	1,613
Eni, 4.00%, 9/12/23 (4)	780,000	800
EnLink Midstream Partners, 2.70%, 4/1/19	370,000	370
EOG Resources, 2.625%, 3/15/23	500,000	496
ERAC USA Finance, 3.85%, 11/15/24 (4)	435,000	442
ERAC USA Finance, 4.50%, 2/15/45 (4)	505,000	497
Express Scripts Holding, 2.60%, 11/30/20	1,930,000	1,925
Express Scripts Holding, 3.00%, 7/15/23	810,000	805
Federal Realty Investment Trust, 2.75%, 6/1/23	1,500,000	1,478

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Fidelity National Financial, 4.50%, 8/15/28 (4)	2,065,000	2,090
Fidelity National Information Services, 4.25%, 5/15/28	2,590,000	2,661
Fifth Third Bancorp, 3.50%, 3/15/22	340,000	347
Fifth Third Bank, 3.35%, 7/26/21	2,665,000	2,693
First American Financial, 4.60%, 11/15/24	415,000	430
FirstEnergy Transmission, 4.35%, 1/15/25 (4)	1,310,000	1,364
FMR, 4.95%, 2/1/33 (4)	740,000	849
Ford Motor Credit, 5.75%, 2/1/21	600,000	617
Fresnillo, 5.50%, 11/13/23 (2)(4)	805,000	850
GATX, 2.60%, 3/30/20	160,000	159
GATX, 4.35%, 2/15/24	2,105,000	2,171
GATX, 4.85%, 6/1/21	1,000,000	1,033
GE Capital International Funding, 2.342%, 11/15/20	877,000	866
General Electric, 5.30%, 2/11/21	232,000	240
General Electric, 5.50%, 1/8/20	72,000	73
General Motors, 4.00%, 4/1/25	1,120,000	1,106
General Motors Financial, 4.20%, 11/6/21	1,335,000	1,361
George Washington University, Series 2014, 4.30%, 9/15/44	975,000	1,054
Gilead Sciences, 1.85%, 9/20/19	790,000	786
Gilead Sciences, 3.25%, 9/1/22	875,000	892
Goldcorp, 3.625%, 6/9/21	1,260,000	1,272
Goldman Sachs Group, 2.75%, 9/15/20	1,300,000	1,300
Goldman Sachs Group, 3.00%, 4/26/22	3,935,000	3,923
Goldman Sachs Group, 5.75%, 1/24/22	380,000	408
Goldman Sachs Group, 6.75%, 10/1/37	700,000	853
Harris, 3.832%, 4/27/25	570,000	582
Healthcare Realty Trust, 3.625%, 1/15/28	1,075,000	1,046
Healthcare Realty Trust, 3.75%, 4/15/23	1,010,000	1,016
Heathrow Funding, 4.875%, 7/15/21 (4)	935,000	964
Hewlett Packard Enterprise, 2.10%, 10/4/19 (4)	1,010,000	1,005
High Street Funding Trust I, 4.111%, 2/15/28 (4)	1,800,000	1,825

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
HSBC Bank USA, 5.875%, 11/1/34	950,000	1,134
HSBC Holdings, VR, 3.262%, 3/13/23 (7)	1,800,000	1,805
Humana, 2.625%, 10/1/19	300,000	300
Hyatt Hotels, 3.375%, 7/15/23	275,000	275
Hyundai Capital America, 3.45%, 3/12/21 (4)	3,145,000	3,154
Iberdrola International, 6.75%, 9/15/33	1,000,000	1,200
Illinois Tool Works, 3.90%, 9/1/42	1,200,000	1,250
ING Groep, 3.15%, 3/29/22	560,000	561
Intercontinental Exchange, 2.75%, 12/1/20	965,000	966
Intercontinental Exchange, 3.45%, 9/21/23	1,440,000	1,474
International Paper, 4.40%, 8/15/47	1,180,000	1,106
Interpublic Group, 4.00%, 3/15/22	450,000	458
Interpublic Group, 4.20%, 4/15/24	585,000	601
Intesa Sanpaolo, 3.125%, 7/14/22 (4)	1,875,000	1,824
Intesa Sanpaolo, 3.375%, 1/12/23 (4)	660,000	644
Invesco Finance, 3.125%, 11/30/22	480,000	480
John Deere Capital, 2.35%, 1/8/21	1,255,000	1,249
JPMorgan Chase, 2.75%, 6/23/20	2,445,000	2,448
JPMorgan Chase, 3.375%, 5/1/23	1,080,000	1,090
JPMorgan Chase, 4.50%, 1/24/22	2,000,000	2,090
JPMorgan Chase, VR, 3.559%, 4/23/24 (7)	1,875,000	1,904
JPMorgan Chase, VR, 3.882%, 7/24/38 (7)	2,460,000	2,416
Kaiser Foundation Hospitals, 3.50%, 4/1/22	625,000	640
Kansas Gas & Electric, 6.70%, 6/15/19 (4)	280,000	282
Keurig Dr Pepper, 3.551%, 5/25/21 (4)	1,710,000	1,729
KeyBank, 3.35%, 6/15/21	2,675,000	2,711
Keysight Technologies, 3.30%, 10/30/19	1,870,000	1,870
Kilroy Realty, 3.45%, 12/15/24	1,350,000	1,336
Kilroy Realty, 4.375%, 10/1/25	480,000	496
Liberty Mutual Group, 4.25%, 6/15/23 (4)	410,000	423
Liberty Mutual Group, 4.85%, 8/1/44 (4)	1,700,000	1,727

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
M&T Bank, 3.55%, 7/26/23	2,740,000	2,826
Manufacturers & Traders Trust, 3.40%, 8/17/27	250,000	254
Manufacturers & Traders Trust, FRN, 1M USD LIBOR + 1.215%,
3.711%, 12/28/20	834,000	835
Marsh & McLennan, 3.50%, 6/3/24	3,060,000	3,121
MassMutual Global Funding II, 1.95%, 9/22/20 (4)	1,496,000	1,482
Mayo Clinic, 4.00%, 11/15/47	1,500,000	1,534
Mead Johnson Nutrition, 4.125%, 11/15/25	200,000	212
Metropolitan Life Global Funding I, 3.45%, 10/9/21 (4)	2,605,000	2,627
Microchip Technology, 3.922%, 6/1/21 (4)	650,000	656
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (4)	2,640,000	2,717
Mississippi Power, 3.95%, 3/30/28	1,435,000	1,450
Mitsubishi UFJ Financial Group, 3.535%, 7/26/21	3,420,000	3,471
Morgan Stanley, 4.30%, 1/27/45	1,150,000	1,168
Morgan Stanley, 6.25%, 8/9/26	755,000	876
Morgan Stanley, VR, 3.971%, 7/22/38 (7)	1,445,000	1,412
Nabors Industries, 5.50%, 1/15/23	675,000	645
National Rural Utilities Cooperative Finance, 2.35%, 6/15/20	725,000	723
National Rural Utilities Cooperative Finance, 2.90%, 3/15/21	3,220,000	3,233
NBCUniversal Enterprise, 1.974%, 4/15/19 (4)	855,000	855
New York Life Global Funding, 1.50%, 10/24/19 (4)	2,960,000	2,944
New York Life Global Funding, 3.25%, 8/6/21 (4)	2,095,000	2,121
NiSource, 3.49%, 5/15/27	1,730,000	1,724
NiSource, 3.95%, 3/30/48	1,775,000	1,684
Nordea Bank, 2.125%, 5/29/20 (4)	1,500,000	1,490
Norfolk Southern, 3.00%, 4/1/22	1,085,000	1,087
NSTAR Electric, 2.375%, 10/15/22	565,000	559
Nucor, 3.95%, 5/1/28	2,140,000	2,220
Nutrien, 4.00%, 12/15/26	830,000	841
O'Reilly Automotive, 3.60%, 9/1/27	1,825,000	1,806
O'Reilly Automotive, 3.80%, 9/1/22	370,000	379

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
O'Reilly Automotive, 4.875%, 1/14/21	1,000,000	1,031
Occidental Petroleum, 3.00%, 2/15/27	2,320,000	2,313
Omnicom Group, 3.60%, 4/15/26	830,000	823
PACCAR Financial, 1.95%, 2/27/20	920,000	914
PACCAR Financial, 3.10%, 5/10/21	2,190,000	2,207
Pacific Gas & Electric, 3.95%, 12/1/47 (1)(16)	944,000	760
Pacific Gas & Electric, 4.00%, 12/1/46 (1)(16)	161,000	130
PacifiCorp, 3.85%, 6/15/21	900,000	920
Packaging Corp. of America, 3.65%, 9/15/24	785,000	774
Packaging Corp. of America, 4.50%, 11/1/23	395,000	417
Partners Healthcare System, Series 2011, 3.443%, 7/1/21	1,150,000	1,170
Penske Truck Leasing, 3.20%, 7/15/20 (4)	1,250,000	1,251
PNC Bank, 3.50%, 6/8/23	1,330,000	1,366
PNC Financial Services Group, 3.30%, 3/8/22	1,100,000	1,119
PNC Financial Services Group, 6.70%, 6/10/19	590,000	594
PPL Capital Funding, 3.10%, 5/15/26	2,200,000	2,120
Pricoa Global Funding I, 1.45%, 9/13/19 (4)	675,000	671
Pricoa Global Funding I, 3.45%, 9/1/23 (4)	2,650,000	2,713
Principal Financial Group, 3.40%, 5/15/25	2,460,000	2,472
Progress Energy, 4.40%, 1/15/21	450,000	460
Providence Health & Services Obligated Group, 4.379%,
10/1/23	1,310,000	1,401
Public Service Co. of Colorado, 3.20%, 11/15/20	325,000	327
QVC, 4.375%, 3/15/23	770,000	779
QVC, 4.45%, 2/15/25	140,000	140
QVC, 4.85%, 4/1/24	1,645,000	1,679
Raymond James Financial, 3.625%, 9/15/26	210,000	208
Reinsurance Group of America, 5.00%, 6/1/21	630,000	655
RELX Capital, 3.50%, 3/16/23	840,000	847
Republic Services, 3.375%, 11/15/27	1,045,000	1,051
Republic Services, 5.50%, 9/15/19	400,000	404

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Rogers Communications, 3.625%, 12/15/25	610,000	626
Roper Technologies, 3.00%, 12/15/20	1,160,000	1,160
Roper Technologies, 3.80%, 12/15/26	1,085,000	1,091
Sabine Pass Liquefaction, 4.20%, 3/15/28	1,335,000	1,346
Santander U.K., 2.35%, 9/10/19	1,375,000	1,372
Santander UK, 3.75%, 11/15/21	1,360,000	1,387
Sempra Energy, 2.40%, 2/1/20	2,485,000	2,472
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23	2,870,000	2,824
Sky, 2.625%, 9/16/19 (4)	355,000	354
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (4)	422,000	433
Solvay Finance America, 3.40%, 12/3/20 (4)	1,890,000	1,896
Southeast Supply Header, 4.25%, 6/15/24 (4)	905,000	911
Southern Power, 5.15%, 9/15/41	1,200,000	1,236
Spectra Energy Partners, 3.375%, 10/15/26	480,000	473
Spectra Energy Partners, 4.75%, 3/15/24	1,145,000	1,218
State Street, 3.10%, 5/15/23	265,000	269
Sumitomo Mitsui Financial Group, 3.748%, 7/19/23	2,045,000	2,099
SunTrust Bank, VR, 3.502%, 8/2/22 (7)	2,730,000	2,768
Svenska Handelsbanken, 3.35%, 5/24/21	1,825,000	1,845
Tampa Electric, 6.15%, 5/15/37	1,000,000	1,202
Teachers Insurance & Annuity Assn. of America, 4.90%,
9/15/44 (4)	1,800,000	2,011
Tencent Holdings, 2.985%, 1/19/23 (4)	960,000	957
Tencent Holdings, 3.595%, 1/19/28 (4)	2,095,000	2,071
Teva Pharmaceutical Finance IV, 3.65%, 11/10/21	1,465,000	1,435
Teva Pharmaceutical Finance Netherlands III, 1.70%, 7/19/19	3,750,000	3,717
Thomson Reuters, 3.35%, 5/15/26	405,000	387
Time Warner Cable, 4.00%, 9/1/21	200,000	203
Time Warner Cable, 5.00%, 2/1/20	485,000	492
Time Warner Cable, 6.55%, 5/1/37	450,000	496
Time Warner Cable, 6.75%, 6/15/39	530,000	583

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Time Warner Cable, 8.25%, 4/1/19	595,000	595
Toronto-Dominion Bank, 3.25%, 6/11/21	1,595,000	1,613
Toronto-Dominion Bank, 3.50%, 7/19/23	1,235,000	1,271
Toronto-Dominion Bank, VR, 3.625%, 9/15/31 (7)	305,000	301
Toyota Motor, 3.183%, 7/20/21	1,505,000	1,526
Toyota Motor Credit, 2.95%, 4/13/21	2,690,000	2,710
Transcontinental Gas Pipe Line, 4.60%, 3/15/48	1,645,000	1,677
Transurban Finance, 3.375%, 3/22/27 (4)	395,000	378
Transurban Finance, 4.125%, 2/2/26 (4)	335,000	337
Travelers, 6.25%, 6/15/37	750,000	980
Trinity Health, 4.125%, 12/1/45	725,000	735
UBS Group Funding Switzerland, 3.491%, 5/23/23 (4)	1,040,000	1,046
United Airlines PTT, Series 2014-1, Class B, 4.75%, 4/11/22	360,214	364
United Airlines PTT, Series 2014-2, Class B, 4.625%, 9/3/22	1,348,436	1,367
United Overseas Bank, 3.20%, 4/23/21 (4)	3,300,000	3,324
United Technologies, 3.35%, 8/16/21	1,445,000	1,463
UnitedHealth Group, 3.75%, 7/15/25	645,000	674
UnitedHealth Group, 4.70%, 2/15/21	835,000	863
UnitedHealth Group, 4.75%, 7/15/45	1,235,000	1,389
Unum Group, 3.00%, 5/15/21	590,000	590
Unum Group, 5.625%, 9/15/20	200,000	207
VEREIT Operating Partnership, 3.95%, 8/15/27	1,490,000	1,465
Verizon Communications, 4.272%, 1/15/36	870,000	881
Verizon Communications, 5.25%, 3/16/37	2,475,000	2,790
Visa, 2.15%, 9/15/22	2,420,000	2,394
Volkswagen Group of America Finance, 4.00%, 11/12/21 (4)	2,595,000	2,646
Vulcan Materials, 4.50%, 6/15/47	590,000	529
Walt Disney Co/the, 3.70%, 10/15/25 (4)	525,000	545
Walt Disney Co/the, 4.50%, 2/15/21 (4)	475,000	491
WEA Finance, 3.25%, 10/5/20 (4)	720,000	726
West Fraser Timber, 4.35%, 10/15/24 (4)	800,000	789

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
WestPac Banking, 2.15%, 3/6/20	1,200,000	1,194
Williams, 5.10%, 9/15/45	1,735,000	1,786
Williams, 5.25%, 3/15/20	775,000	791
Willis North America, 3.60%, 5/15/24	820,000	825
Willis North America, 4.50%, 9/15/28	1,370,000	1,421
Woodside Finance, 3.70%, 9/15/26 (4)	738,000	726
Woodside Finance, 3.70%, 3/15/28 (4)	1,187,000	1,146
WPP Finance 2010, 3.75%, 9/19/24	1,310,000	1,287
Total Corporate Bonds (Cost $420,103)		427,204

BANK LOANS 0.0% (8)
COMMUNICATIONS 0.0%
Charter Communications Operating, FRN, 3M USD LIBOR +
2.00%, 4.50%, 4/30/25	1,565,188	1,553
Total Communications		1,553
Total Bank Loans (Cost $1,564)		1,553

ASSET-BACKED SECURITIES 1.0%
Arby's Funding
Series 2015-1A, Class A2
4.969%, 10/30/45 (4)	3,120,188	3,196
Avis Budget Rental Car Funding
Series 2014-1A, Class A
2.46%, 7/20/20 (4)	1,916,667	1,915
Barclays Dryrock Issuance Trust
Series 2015-1, Class A
2.20%, 12/15/22	235,000	234
BMW Vehicle Lease Trust
Series 2017-2, Class A3
2.07%, 10/20/20	730,000	727
Capital Auto Receivables Asset Trust
Series 2015-4, Class A4
2.01%, 7/20/20	9,126	9
CarMax Auto Owner Trust
Series 2017-4, Class A3
2.11%, 10/17/22	515,000	511

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

CarMax Auto Owner Trust
Series 2018-2, Class A3
2.98%, 1/17/23	1,185,000	1,192

CIFC Funding
Series 2015-5A, Class A1R, CLO, FRN
3M USD LIBOR + 0.86%, 3.631%, 10/25/27 (4)	2,375,000	2,363

CNH Equipment Trust
Series 2017-C, Class A3
2.08%, 2/15/23	995,000	987

DB Master Finance
Series 2015-1A, Class A2II
3.98%, 2/20/45 (4)	2,265,600	2,263

Driven Brands Funding
Series 2018-1A, Class A2
4.739%, 4/20/48 (4)	625,275	637

Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (4)	593,237	590

Enterprise Fleet Financing
Series 2017-1, Class A2
2.13%, 7/20/22 (4)	114,973	115

GM Financial Consumer Automobile Receivables Trust
Series 2018-2, Class A3
2.81%, 12/16/22	1,855,000	1,862

GMF Floorplan Owner Revolving Trust
Series 2017-1, Class A1
2.22%, 1/18/22 (4)	1,240,000	1,234

GreatAmerica Leasing Receivables Funding
Series 2018-1, Class A3
2.60%, 6/15/21 (4)	490,000	489

Hardee's Funding
Series 2018-1A, Class A2I
4.25%, 6/20/48 (4)	800,975	810

Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (4)	1,975,075	2,075

Hyundai Auto Receivables Trust
Series 2018-A, Class A3
2.79%, 7/15/22	930,000	932

Jimmy John's Funding
Series 2017-1A, Class A2I
3.61%, 7/30/47 (4)	512,200	513

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

MMAF Equipment Finance
Series 2017-B, Class A3
2.21%, 10/17/22 (4)	1,445,000	1,434

MVW Owner Trust
Series 2013-1A, Class A
2.15%, 4/22/30 (4)	80,290	80

Octagon Investment Partners XXIII
Series 2015-1A, Class A1R, CLO, FRN
3M USD LIBOR + 0.85%, 3.637%, 7/15/27 (4)	1,320,000	1,307

OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 3.625%, 10/17/29 (4)	1,945,000	1,937

OZLM VIII
Series 2014-8A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.80%, 4.255%, 10/17/29 (4)	1,295,000	1,288

Planet Fitness Master Issuer
Series 2018-1A, Class A2I
4.262%, 9/5/48 (4)	3,109,375	3,160

Santander Drive Auto Receivables Trust
Series 2018-2, Class B
3.03%, 9/15/22	1,270,000	1,272

Sierra Timeshare Receivables Funding
Series 2014-3A, Class A
2.30%, 10/20/31 (4)	156,875	156

Sierra Timeshare Receivables Funding
Series 2015-3A, Class A
2.58%, 9/20/32 (4)	127,131	126

SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (4)	1,230,000	1,253

Sonic Capital
Series 2018-1A, Class A2
4.026%, 2/20/48 (4)	254,150	253

Synchrony Credit Card Master Note Trust
Series 2017-2, Class A
2.62%, 10/15/25	920,000	918

Wendy's Funding
Series 2015-1A, Class A2II
4.08%, 6/15/45 (4)	2,895,000	2,925

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

World Omni Auto Receivables Trust
Series 2016-A, Class A3
1.77%, 9/15/21	1,103,595	1,099

Total Asset-Backed Securities (Cost $39,633)		39,862

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 1.5%

Ashford Hospitality Trust
Series 2018-ASHF, Class A, ARM
1M USD LIBOR + 0.90%, 3.384%, 4/15/35 (4)	2,786,446	2,767

Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class A, ARM
1M USD LIBOR + 0.93%, 3.414%, 12/15/36 (4)	2,530,000	2,519

BX Trust
Series 2018-GW, Class A, ARM
1M USD LIBOR + 0.80%, 3.284%, 5/15/35 (4)	1,390,000	1,379

Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class AS
4.026%, 5/10/47	235,000	241

COLT Mortgage Loan Trust
Series 2017-1, Class A1, CMO, ARM
2.614%, 5/27/47 (4)	415,729	414

COLT Mortgage Loan Trust
Series 2018-1, Class A1, CMO, ARM
2.93%, 2/25/48 (4)	562,667	560

COLT Mortgage Loan Trust
Series 2019-2, Class A1, CMO, ARM
3.337%, 5/25/49 (4)	1,515,000	1,515

COLT Mortgage Loan Trust
Series 2019-2, Class A3, CMO, ARM
3.541%, 5/25/49 (4)	1,785,000	1,785

Commercial Mortgage Trust
Series 2014-LC15, Class B, ARM
4.599%, 4/10/47	2,495,000	2,606

Commercial Mortgage Trust
Series 2015-LC21, Class A4
3.708%, 7/10/48	3,700,000	3,831

Commercial Mortgage Trust
Series 2017-PANW, Class A
3.244%, 10/10/29 (4)	2,160,000	2,178

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Connecticut Avenue Securities
Series 2016-C04, Class 1M1, CMO, ARM
1M USD LIBOR + 1.45%, 3.936%, 1/25/29	258,515	259

Connecticut Avenue Securities
Series 2016-C07, Class 2M1, CMO, ARM
1M USD LIBOR + 1.30%, 3.786%, 5/25/29	62,659	63

Connecticut Avenue Securities
Series 2018-C03, Class 1M1, CMO, ARM
1M USD LIBOR + 0.68%, 3.166%, 10/25/30	1,125,971	1,126

Deephaven Residential Mortgage Trust
Series 2018-1A, Class A1, CMO, ARM
2.976%, 12/25/57 (4)	838,957	838

Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57 (4)	1,025,573	1,019

Galton Funding Mortgage Trust
Series 2019-1, Class A42, CMO, ARM
4.00%, 2/25/59 (4)	1,479,626	1,490

Goldman Sachs Mortgage Securities Trust
Series 2014-GC24, Class A1
1.509%, 9/10/47	175,964	176

Goldman Sachs Mortgage Securities Trust
Series 2015-GC32, Class A4
3.764%, 7/10/48	950,000	989

Goldman Sachs Mortgage Securities Trust
Series 2018-GS9, Class A4, ARM
3.992%, 3/10/51	1,250,000	1,322

Homeward Opportunities Fund I Trust
Series 2018-1, Class A1, CMO, ARM
3.766%, 6/25/48 (4)	1,241,837	1,254

Homeward Opportunities Fund I Trust
Series 2019-1, Class A1, CMO, ARM
3.454%, 1/25/59 (4)	2,820,000	2,820

JPMorgan Barclays Bank Commercial Mortgage Securities
Trust
Series 2015-C31, Class A3
3.801%, 8/15/48	2,425,000	2,524

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-C8, Class A3
2.829%, 10/15/45	1,220,418	1,222

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Mill City Mortgage Loan Trust
Series 2016-1, Class A1, CMO, ARM
2.50%, 4/25/57 (4)	161,642	160

Mill City Mortgage Loan Trust
Series 2018-1, Class A1, CMO, ARM
3.25%, 5/25/62 (4)	1,670,502	1,664

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class B, ARM
4.464%, 8/15/47	1,670,000	1,728

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48	1,375,000	1,417

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class AS
4.068%, 12/15/47	2,775,000	2,900

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A5
2.86%, 9/15/49	495,000	485

Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, ARM
3.779%, 5/15/48	1,440,000	1,499

Seasoned Credit Risk Transfer Trust
Series 2016-1, Class M1, CMO, ARM
3.00%, 9/25/55 (4)	530,000	509

Sequoia Mortgage Trust
Series 2018-CH1, Class A11, CMO, ARM
3.50%, 2/25/48 (4)	1,522,272	1,535

Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (4)	2,637,821	2,683

Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A1, CMO, ARM
3.468%, 4/25/49 (4)	1,305,000	1,305

Structured Agency Credit Risk Debt Notes
Series 2015-DNA2, Class M2, CMO, ARM
1M USD LIBOR + 2.60%, 5.086%, 12/25/27	813,097	823

Structured Agency Credit Risk Debt Notes
Series 2015-DNA3, Class M2, CMO, ARM
1M USD LIBOR + 2.85%, 5.336%, 4/25/28	906,086	928

Structured Agency Credit Risk Debt Notes
Series 2016-HQA1, Class M2, CMO, ARM
1M USD LIBOR + 2.75%, 5.236%, 9/25/28	449,005	456

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Structured Agency Credit Risk Debt Notes
Series 2016-HQA3, Class M1, CMO, ARM
1M USD LIBOR + 0.80%, 3.286%, 3/25/29	19,240	19

Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M1, CMO, ARM
3.819%, 5/25/48 (4)	1,494,441	1,493

Towd Point Mortgage Trust
Series 2015-3, Class A1B, CMO, ARM
3.00%, 3/25/54 (4)	566,827	563

Towd Point Mortgage Trust
Series 2015-4, Class A1B, CMO, ARM
2.75%, 4/25/55 (4)	684,488	678

Towd Point Mortgage Trust
Series 2015-5, Class A1B, CMO, ARM
2.75%, 5/25/55 (4)	863,116	855

Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (4)	646,462	641

Towd Point Mortgage Trust
Series 2016-2, Class A1A, CMO, ARM
2.75%, 8/25/55 (4)	701,769	694

Towd Point Mortgage Trust
Series 2016-3, Class A1, CMO, ARM
2.25%, 4/25/56 (4)	775,240	763

Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (4)	435,097	430

Towd Point Mortgage Trust
Series 2017-6, Class A1, CMO, ARM
2.75%, 10/25/57 (4)	1,257,563	1,235

Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (4)	667,470	661

Vendee Mortgage Trust
Series 1996-3, Class 4, CMO, ARM
9.793%, 3/15/25	348	—

Verus Securitization Trust
Series 2018-INV1, Class A1, CMO, ARM
3.626%, 3/25/58 (4)	1,234,765	1,235

Verus Securitization Trust
Series 2019-INV1, Class A1, CMO, ARM
3.402%, 12/25/59 (4)	1,400,000	1,400

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
WFRBS Commercial Mortgage Trust
Series 2014-C19, Class B, ARM
4.723%, 3/15/47	610,000	641
Total Non-U.S. Government Mortgage-Backed Securities (Cost $64,031)		64,297

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 9.1%
U.S. Government Agency Obligations 6.5% (9)
Federal Home Loan Mortgage
1.749%, 2/25/22	2,151,685	2,125
1.785%, 9/25/22	1,049,955	1,037
1.875%, 4/25/22	1,947,206	1,928
2.206%, 6/25/25	1,693,495	1,666
2.413%, 1/25/21	407,918	407
2.50%, 4/23/20 - 3/1/43	7,661,524	7,634
2.777%, 4/25/23	474,005	475
2.952%, 2/25/27	1,301,416	1,326
3.00%, 1/1/29 - 8/1/43	8,006,112	8,021
3.50%, 3/1/42 - 3/1/46	14,551,828	14,871
4.00%, 9/1/40 - 6/1/42	5,020,269	5,225
4.50%, 6/1/39 - 5/1/42	3,130,387	3,312
5.00%, 12/1/35 - 8/1/40	1,347,166	1,457
5.50%, 1/1/38 - 12/1/39	360,090	394
6.00%, 2/1/28 - 8/1/38	30,644	33
6.50%, 8/1/32	15,276	17
7.00%, 6/1/32	15,423	16
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.445%, 4.195%, 10/1/36	14,086	15
12M USD LIBOR + 1.726%, 4.466%, 7/1/35	65,133	68
1Y CMT + 2.25%, 4.53%, 10/1/36	21,704	23
12M USD LIBOR + 1.75%, 4.835%, 2/1/35	161,087	169
12M USD LIBOR + 1.979%, 4.847%, 11/1/36	37,031	39

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
12M USD LIBOR + 1.744%, 4.868%, 2/1/37	66,470	70
12M USD LIBOR + 2.01%, 4.884%, 12/1/36	60,683	64
Federal National Mortgage Assn.
2.50%, 10/1/31 - 8/1/46	7,051,409	6,971
3.00%, 1/1/27 - 11/1/48	53,780,915	53,782
3.50%, 11/1/26 - 3/1/48	58,437,898	59,553
4.00%, 11/1/40 - 3/1/49	48,135,888	49,783
4.50%, 5/1/19 - 12/1/48	20,733,086	21,852
5.00%, 5/1/19 - 2/1/49	8,452,731	9,021
5.50%, 1/1/21 - 5/1/44	5,434,743	5,991
6.00%, 3/1/21 - 1/1/41	3,721,044	4,103
6.50%, 3/1/24 - 8/1/38	528,384	596
7.00%, 9/1/25 - 4/1/32	38,376	43
7.50%, 9/1/26	333	—
8.00%, 8/1/24 - 7/1/26	851	1
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.75%, 4.125%, 9/1/36	212	—
12M USD LIBOR + 1.544%, 4.294%, 7/1/35	40,423	42
12M USD LIBOR + 1.881%, 4.881%, 1/1/37	20,066	21
Federal National Mortgage Assn., CMO, 4.00%, 6/25/44	1,564,883	1,614
Federal National Mortgage Assn., TBA, 3.00%, 4/1/34 (10)	6,660,000	6,721
		270,486

U.S. Government Obligations 2.6%
Government National Mortgage Assn.
3.00%, 9/15/42 - 12/20/46	19,952,407	20,089
3.50%, 9/15/41 - 2/20/49	26,425,639	27,030
4.00%, 2/15/41 - 11/20/48	16,035,388	16,600
4.50%, 6/15/39 - 9/20/48	12,993,765	13,586
5.00%, 10/15/34 - 10/20/48	20,687,486	21,808
5.50%, 2/20/34 - 3/20/49	4,391,633	4,654

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
6.00%, 8/20/34 - 4/15/36	138,802	156
6.50%, 6/15/23 - 5/15/28	44,995	49
7.00%, 12/15/25 - 3/15/31	30,224	30
7.50%, 3/15/23 - 9/15/26	26,551	25
8.00%, 2/15/21 - 11/15/25	18,786	20
8.50%, 2/15/20 - 6/20/26	9,733	10
9.00%, 6/20/20	3,923	4
9.50%, 3/15/21	847	1
10.00%, 1/20/20	29	—
Government National Mortgage Assn., ARM, 1Y CMT + 1.50%,
3.75%, 8/20/23	882	1
Government National Mortgage Assn., CMO, 3.00%, 11/20/47-
12/20/47	2,048,048	2,048
Government National Mortgage Assn., CMO, ARM
1M USD LIBOR + 0.30%, 2.788%, 9/20/48	877,202	870
1M USD LIBOR + 0.45%, 2.938%, 2/20/49	1,859,566	1,857
		108,838

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $377,168)		379,324

U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 6.8%
U.S. Treasury Obligations 6.8%
U.S. Treasury Bonds, 2.25%, 8/15/46	8,700,000	7,776
U.S. Treasury Bonds, 2.50%, 2/15/46	2,975,000	2,804
U.S. Treasury Bonds, 2.75%, 11/15/42	3,000,000	2,991
U.S. Treasury Bonds, 2.75%, 8/15/47	20,310,000	20,069
U.S. Treasury Bonds, 2.875%, 8/15/45 (11)	4,185,000	4,250
U.S. Treasury Bonds, 3.00%, 11/15/44	2,990,000	3,108
U.S. Treasury Bonds, 3.00%, 5/15/45	10,640,000	11,066
U.S. Treasury Bonds, 3.00%, 11/15/45	11,185,000	11,634
U.S. Treasury Bonds, 3.00%, 2/15/47	1,150,000	1,196

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
U.S. Treasury Bonds, 3.00%, 2/15/48	2,000,000	2,074
U.S. Treasury Bonds, 3.00%, 8/15/48	5,190,000	5,384
U.S. Treasury Bonds, 3.125%, 11/15/41	10,495,000	11,187
U.S. Treasury Bonds, 3.125%, 2/15/43	3,715,000	3,945
U.S. Treasury Bonds, 3.50%, 2/15/39	820,000	931
U.S. Treasury Bonds, 3.625%, 8/15/43	11,460,000	13,195
U.S. Treasury Bonds, 4.75%, 2/15/41	1,350,000	1,809
U.S. Treasury Bonds, 6.50%, 11/15/26	5,425,000	6,990
U.S. Treasury Bonds, 7.25%, 8/15/22	100,000	116
U.S. Treasury Notes, 1.625%, 11/15/22	315,000	308
U.S. Treasury Notes, 2.00%, 11/15/26	36,270,000	35,414
U.S. Treasury Notes, 2.125%, 5/15/25	2,840,000	2,812
U.S. Treasury Notes, 2.25%, 11/15/24	17,385,000	17,361
U.S. Treasury Notes, 2.25%, 2/15/27	21,695,000	21,546
U.S. Treasury Notes, 2.50%, 1/31/24	15,045,000	15,228
U.S. Treasury Notes, 2.625%, 8/15/20	19,400,000	19,464
U.S. Treasury Notes, 2.75%, 7/31/23	34,600,000	35,341
U.S. Treasury Notes, 2.75%, 8/31/23	8,000,000	8,175
U.S. Treasury Notes, 2.875%, 8/15/28	17,210,000	17,901
		284,075

Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$273,932)		284,075

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.9%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (4)	510,000	545
CNOOC Curtis Funding, 4.50%, 10/3/23 (4)	900,000	946
CNOOC Finance, 3.00%, 5/9/23	1,390,000	1,378
Government of Bermuda, 4.138%, 1/3/23 (4)	615,000	630
Government of Bermuda, 4.854%, 2/6/24 (4)	644,000	684
Hydro-Quebec, 8.40%, 1/15/22	200,000	230

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Inter-American Development Bank, 3.875%, 9/17/19	700,000	704
Kingdom of Morocco, 4.25%, 12/11/22 (4)	1,400,000	1,431
Kreditanstalt fuer Wiederaufbau, 2.75%, 7/15/20	3,274,000	3,289
Kreditanstalt fuer Wiederaufbau, 4.875%, 6/17/19	1,000,000	1,005
Pertamina Persero, 4.30%, 5/20/23 (2)(4)	1,250,000	1,288
Perusahaan Gas Negara Persero, 5.125%, 5/16/24 (4)	1,105,000	1,165
Petroleos Mexicanos, 3.50%, 1/30/23	460,000	441
Petroleos Mexicanos, 5.375%, 3/13/22	495,000	507
Petroleos Mexicanos, 6.00%, 3/5/20	668,000	684
Province of Alberta, 2.20%, 7/26/22	3,050,000	3,020
Province of Ontario, 2.40%, 2/8/22	2,300,000	2,295
Province of Ontario, 2.55%, 2/12/21	1,980,000	1,982
Province of Quebec, 2.875%, 10/16/24	2,000,000	2,030
Province of Quebec, 3.50%, 7/29/20	750,000	760
Republic of Colombia, 4.00%, 2/26/24	275,000	284
Republic of Indonesia, 4.875%, 5/5/21	1,000,000	1,038
Republic of Poland, 3.25%, 4/6/26	1,030,000	1,048
Republic of South Africa, 5.50%, 3/9/20	1,405,000	1,430
Republic of South Africa, 5.875%, 9/16/25	495,000	523
State Grid Overseas Investment, 2.25%, 5/4/20 (4)	2,225,000	2,207
State Grid Overseas Investment, 3.75%, 5/2/23 (4)	1,175,000	1,209
Syngenta Finance, 3.698%, 4/24/20 (4)	1,830,000	1,825
United Mexican States, 4.125%, 1/21/26	1,760,000	1,802
Total Foreign Government Obligations & Municipalities (Cost $35,825)		36,380

MUNICIPAL SECURITIES 0.7%
California 0.2%
California, Build America, GO, 7.625%, 3/1/40	2,200,000	3,332
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%,
3/1/33 (12)	695,000	770
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40	1,000,000	1,460

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Univ. of California Regents, Build America, 5.77%, 5/15/43	750,000	955
Univ. of California Regents, Series AJ, 4.601%, 5/15/31	1,625,000	1,813
Univ. of California Regents, Series J, 4.131%, 5/15/45	365,000	386
		8,716

Illinois 0.1%
Chicago O'Hare International Airport, Build America, Series B,
6.395%, 1/1/40	755,000	1,007
Illinois Toll Highway Auth., Build America, Series A, 6.184%,
1/1/34	470,000	605
Metropolitan Water Reclamation Dist. of Greater Chicago Build
America, GO, 5.72%, 12/1/38	500,000	631
		2,243

Maryland 0.1%
Maryland HHEFA, Univ. of Maryland Medical, Series B, 4.665%,
7/1/36	1,800,000	1,994
		1,994

Michigan 0.1%
Detroit City School Dist., Qualified School Construction Bonds,
GO, 6.645%, 5/1/29	2,000,000	2,481
		2,481

New Jersey 0.0%
New Jersey Turnpike Auth. Build America, Series F, 7.414%,
1/1/40	415,000	623
		623

New York 0.1%
Dormitory Auth. of the State of New York, Personal Income Tax,
Build America, Series F, 5.628%, 3/15/39	1,300,000	1,568
Metropolitan Transportation Auth., Build America, Series A-1,
5.871%, 11/15/39	700,000	862

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Metropolitan Transportation Auth., Dedicated Tax Fund, Build
America, 7.336%, 11/15/39	240,000	359
New York City Municipal Water & Sewer System, Build America,
Series EE, 6.011%, 6/15/42	245,000	334
New York City Transitional Fin. Auth., Build America, 5.508%,
8/1/37	950,000	1,153
Port Auth. of New York & New Jersey, Series 182, 5.31%,
8/1/46	1,400,000	1,533
		5,809

Ohio 0.0%
JobsOhio Beverage System, Series B, 3.985%, 1/1/29	1,225,000	1,297
		1,297

Pennsylvania 0.0%
Philadelphia Auth. for IDA, GO, 3.964%, 4/15/26	805,000	828
		828

South Carolina 0.1%
South Carolina Public Service Auth., Santee Cooper, Series C,
5.784%, 12/1/41	2,000,000	2,443
		2,443

Texas 0.0%
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources,
Series A, 4.366%, 11/15/47	1,200,000	1,303
		1,303

Utah 0.0%
Utah Transit Auth., Build America, Series B, 5.937%, 6/15/39	900,000	1,159
		1,159

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Virginia 0.0%
Virginia Commonwealth Transportation Board, Build America,
Series B, 5.35%, 5/15/35	690,000	806
Virginia Public Building Auth., Build America, Series B-2, 5.90%,
8/1/30	755,000	936
		1,742

Total Municipal Securities (Cost $25,902)		30,638
BOND MUTUAL FUNDS 3.4%
T. Rowe Price Inflation Protected Bond Fund - I Class, 2.77%
(13)(14)	993,140	11,649
T. Rowe Price Institutional High Yield Fund, 5.88% (13)(14)	15,327,001	132,119
Total Bond Mutual Funds (Cost $146,750)		143,768
EQUITY MUTUAL FUNDS 1.4%
T. Rowe Price Real Assets Fund - I Class (14)	5,257,117	59,826
Total Equity Mutual Funds (Cost $53,370)		59,826
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.9%
T. Rowe Price Treasury Reserve Fund, 2.49% (14)(15)	38,175,252	38,175
Total Short-Term Investments (Cost $38,175)		38,175
SECURITIES LENDING COLLATERAL 0.7%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.6%
Short-Term Funds 0.6%
T. Rowe Price Short-Term Fund, 2.60% (14)(15)	2,453,185	24,532
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		24,532

T. ROWE PRICE BALANCED FUND

Shares/Par	$ Value
(Cost and value in $000s)

Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 0.1%

Short-Term Funds 0.1%

T. Rowe Price Short-Term Fund, 2.60% (14)(15)	302,031	3,020

Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company	3,020
Total Securities Lending Collateral (Cost $27,552)	27,552

Total Investments in Securities 100.3%
(Cost $3,178,959)	$4,200,459
Other Assets Less Liabilities (0.3)%	(13,032)

Net Assets 100.0%	$4,187,427

‡	Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at March 31, 2019.
(3)	Organized as a closed-end management investment company.
(4)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $174,952 and represents 4.2% of net assets.
(5)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $1,137 and represents 0.0% of net assets.
(6)	Level 3 in fair value hierarchy.
(7)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(8)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(9)	The issuer currently operates under a federal conservatorship; however, its securities are neither issued nor guaranteed by the U.S. government.
(10)	To-Be-Announced purchase commitment - total value of such securities at period-end amounts to $6,721 and represents 0.2% of net assets.

(11)	At March 31, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE BALANCED FUND

(12)		Insured by Assured Guaranty Municipal Corporation
(13)		SEC 30-day yield
(14)		Affiliated Companies
(15)		Seven-day yield
(16)		Issuer is currently in a Chapter 11 bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
12M USD LIBOR		Twelve month USD LIBOR (London interbank offered rate)
1M USD LIBOR		One month USD LIBOR (London interbank offered rate)
1	Y CMT	One year U.S. Treasury note constant maturity rate
3M USD LIBOR		Three month USD LIBOR (London interbank offered rate)
ADR		American Depositary Receipts
ARM		Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans
AUD		Australian Dollar
BRL		Brazilian Real
CAD		Canadian Dollar
CHF		Swiss Franc
CLO		Collateralized Loan Obligation
CMO		Collateralized Mortgage Obligation
DKK		Danish Krone
EUR		Euro
FRN		Floating Rate Note
GBP		British Pound
GDR		Global Depositary Receipts
GO		General Obligation
HHEFA		Health & Higher Educational Facility Authority
HKD		Hong Kong Dollar
IDA		Industrial Development Authority/Agency
JPY		Japanese Yen
KRW		South Korean Won
NOK		Norwegian Krone
PTT		Pass-Through Trust
REIT		A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR		Swedish Depositary Receipts
SEK		Swedish Krona
SGD		Singapore Dollar
STEP		Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA		To-Be-Announced
TWD		Taiwan Dollar
USD		U.S. Dollar
VR		Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE BALANCED FUND

FUTURES CONTRACTS
($000	s)
				Value and
		Expiration	Notional	Unrealized Gain
		Date	Amount	(Loss)
Short, 41 U.S. Treasury Long Bonds contracts		6/19	(6,136)	$(3)
Long, 314 U.S. Treasury Notes five year contracts		6/19	36,370	213
Long, 43 U.S. Treasury Notes ten year contracts		6/19	5,341	(2)
Long, 235 U.S. Treasury Notes two year contracts		6/19	50,077	167
Net payments (receipts) of variation margin to date				(472)

Variation margin receivable (payable) on open futures
contracts				$(97)

First Page Footer

T. ROWE PRICE BALANCED FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

				Change in Net
	Net Realized Gain				Unrealized	Investment
Affiliate	(Loss)				Gain/Loss	Income
T. Rowe Price Inflation Protected
Bond Fund - I Class		$(183)			$551	$30
T. Rowe Price Institutional High
Yield Fund		—			6,353	1,965
T. Rowe Price Real Assets Fund
- I Class		—			6,834	—
T. Rowe Price Treasury Reserve
Fund		—			—	259
T. Rowe Price Short-Term Fund		—			—	—++
Totals		$(183	)#		$13,738	$2,254+

Supplementary Investment Schedule
	Value	Purchase			Sales	Value
Affiliate	12/31/18	Cost			Cost	3/31/19
T. Rowe Price Inflation
Protected Bond Fund - I
Class	$14,251			$30	$3,183	$11,649
T. Rowe Price Institutional
High Yield Fund	123,796	1,970			—	132,119
T. Rowe Price Real Assets
Fund - I Class	52,992			—	—	59,826
T. Rowe Price Treasury
Reserve Fund	38,869			¤	¤	38,175
T. Rowe Price Short-Term
Fund	18,256			¤	¤	27,552
						$269,321^

  Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).

  Excludes earnings on securities lending collateral, which are subject to rebates and fees.

  Investment income comprised $2,254 of dividend income and $0 of interest income.

  Purchase and sale information not shown for cash management funds.

  The cost basis of investments in affiliated companies was $265,847.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Balanced Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE BALANCED FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new

T. ROWE PRICE BALANCED FUND

rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$1,882,473$	778,148$	1,137$	2,661,758
Convertible Preferred Stocks	—	6,047	—	6,047
Fixed Income Securities[1]	—	1,263,333	—	1,263,333
Bond Mutual Funds	143,768	—	—	143,768
Equity Mutual Funds	59,826	—	—	59,826
Short-Term Investments	38,175	—	—	38,175
Securities Lending Collateral	27,552	—	—	27,552
Total Securities	$2,151,794$	2,047,528$	1,137$	4,200,459
Liabilities
Futures Contracts	$97$	— $	— $	97

1 Includes Corporate Bonds, Bank Loans, Asset-Backed Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities, U.S. Government Agency Obligations (Excluding Mortgage-Backed),
Foreign Government Obligations & Municipalities, Municipal Securities.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2019, totaled $0 for the period ended March 31, 2019.

($000	s)	Beginning	Gain (Loss) During	Ending Balance
		Balance 1/1/19	Period	3/31/19
Investment in Securities
Common Stocks		$1,137	$–	$1,137